Organization and Nature of Business - Renewable Energy Assets Acquired (Details)	Jul. 01, 2014 MW
Renewable Energy Assets Acquired [Line Items]
Renewable energy assets, power capacity (megawatts)	989
Northern Colorado Project [Member]
Renewable Energy Assets Acquired [Line Items]
Renewable energy assets, power capacity (megawatts)	174
Northern Colorado Project, Expiring in 2029 [Member]
Renewable Energy Assets Acquired [Line Items]
Renewable energy assets, power capacity (megawatts)	22
Northern Colorado Project, Expiring in 2034 [Member]
Renewable Energy Assets Acquired [Line Items]
Renewable energy assets, power capacity (megawatts)	152
Elk City Project [Member]
Renewable Energy Assets Acquired [Line Items]
Renewable energy assets, power capacity (megawatts)	99
Perrin Ranch Project [Member]
Renewable Energy Assets Acquired [Line Items]
Renewable energy assets, power capacity (megawatts)	99
Moore Project [Member]
Renewable Energy Assets Acquired [Line Items]
Renewable energy assets, power capacity (megawatts)	20.0
Sombra Project [Member]
Renewable Energy Assets Acquired [Line Items]
Renewable energy assets, power capacity (megawatts)	20.0
Conestogo Project [Member]
Renewable Energy Assets Acquired [Line Items]
Renewable energy assets, power capacity (megawatts)	23
Tuscola Bay Project [Member]
Renewable Energy Assets Acquired [Line Items]
Renewable energy assets, power capacity (megawatts)	120.0
Summerhaven Project [Member]
Renewable Energy Assets Acquired [Line Items]
Renewable energy assets, power capacity (megawatts)	124
Genesis Project [Member]
Renewable Energy Assets Acquired [Line Items]
Renewable energy assets, power capacity (megawatts)	250.0
Genesis Project, Operation Date November 2013 [Member]
Renewable Energy Assets Acquired [Line Items]
Renewable energy assets, power capacity (megawatts)	125
Genesis Project, Operation Date March 2014 [Member]
Renewable Energy Assets Acquired [Line Items]
Renewable energy assets, power capacity (megawatts)	125
Bluewater Project [Member]
Renewable Energy Assets Acquired [Line Items]
Renewable energy assets, power capacity (megawatts)	60